Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Current	£ 23	£ 25
Non-current	13	15
Total	36	40
Property [member]
Disclosure of other provisions [line items]
Current	3	11
Non-current	12	13
Total	15	24
Legal and other [member]
Disclosure of other provisions [line items]
Current	20	14
Non-current	1	2
Total	£ 21	£ 16